SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Valuation And Qualifying Accounts Tables [Abstract]
Schedule of valuaton and qualifying accounts
TEVA PHARMACEUTICAL INDUSTRIES LIMITED
SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS
Three Years Ended December 31, 2011
(U.S. $ in millions)

Column A	Column B	Column C		Column D	Column E

	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
Allowance for doubtful accounts:
Year ended December 31, 2011	$126	$20	$(6)	$(24)	$116
Year ended December 31, 2010	$99	$29	$9	$(11)	$126
Year ended December 31, 2009	$112	$13	$(20)	$(6)	$99

Allowance in respect of carryforward tax losses:
Year ended December 31, 2011	$211	$124	$198	$(81)	$452
Year ended December 31, 2010	$121	$77	$24	$(11)	$211
Year ended December 31, 2009	$108	$16	$(8)	$5	$121